United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		January 23, 2004

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	$71,920,640


                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Intel Corporation                      Com    458140100       3,005   93752  Sole             93752
RPM International Incorporated         Com    749685103       2,769  168247  Sole            168247
Charter One Financial, Inc.            Com    160903100       2,605   75395  Sole             75395
Exxon Mobil Corporation                Com    30231G102       2,510   61228  Sole             61228
General Elec Company                   Com    369604103       2,506   80900  Sole             80900
Greif Inc Class A                      Com    397624107       2,491   70140  Sole             70140
Alcoa Incorporated                     Com    013817101       2,477   65194  Sole             65194
Citigroup Incorporated                 Com    172967101       2,385   49143  Sole             49143
Bank Of America Corporation            Com    060505104       2,359   29332  Sole             29332
Clorox Company Del                     Com    189054109       2,284   47035  Sole             47035
American International Group Incorpo   Com    026874107       2,225   33577  Sole             33577
ConocoPhillips                         Com    20825C104       2,216   33799  Sole             33799
Cisco Systems Incorporated             Com    17275R102       2,189   90325  Sole             90325
Progressive Corporation Ohio           Com    743315103       2,174   26004  Sole             26004
Microsoft Corporation                  Com    594918104       2,158   78845  Sole             78845
Amgen Incorporated                     Com    031162100       2,151   34804  Sole             34804
National City Corporation              Com    635405103       2,136   62945  Sole             62945
Pfizer Incorporated                    Com    717081103       2,117   59907  Sole             59907
Target Corporation                     Com    87612E106       2,111   54965  Sole             54965
Harrahs Entertainment Incorporated     Com    413619107       2,095   42090  Sole             42090
Kimberly Clark Corporation             Com    494368103       2,089   35350  Sole             35350
Danaher Corporation Del                Com    235851102       2,037   22200  Sole             22200
Applied Matls Incorporated             Com    038222105       2,034   90650  Sole             90650
Harley Davidson Incorporated           Com    412822108       2,001   42091  Sole             42091
Steris Corporation                     Com    859152100       1,965   86940  Sole             86940
Fifth Third Bancorp                    Com    316773100       1,959   33144  Sole             33144
Cardinal Health Incorporated           Com    14149Y108       1,930   31555  Sole             31555
Medtronic Incorporated                 Com    585055106       1,911   39319  Sole             39319
Wal Mart Stores Incorporated           Com    931142103       1,826   34413  Sole             34413
L-3 Communications Hldgs Incorporate   Com    502424104       1,566   30500  Sole             30500
E M C Corporation Mass                 Com    268648102       1,464  113326  Sole            113326
Merck & Company Incorporated           Com    589331107       1,414   30606  Sole             30606
International Business Machines        Com    459200101         456    4916  Sole              4916
Telefonos De Mexico C.V.S.A.           Com    879403780         333   10076  Sole             10076
US Bancorp                             Com    902973304         319   10702  Sole             10702
Verizon Communications                 Com    92343V104         311    8872  Sole              8872
AT&T Wireless Svcs Incorporated        Com    00209A106         304   38091  Sole             38091
Lincoln Electric Holdings              Com    533900106         291   11750  Sole             11750
Second Bancorp, Inc.                   Com    813114105         281   10650  Sole             10650
BP PLC ADR                             Com    055622104         267    5418  Sole              5418
Honeywell International Incorporated          438516106         200    5983  Sole              5983